PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997               PAST 1   PAST 5    LIFE OF
                                              YEAR     YEARS     FUND

Spartan U.S. Equity Index Fund                25.87%   116.14%   289.86%

S&P 500(registered trademark)                 26.16%   118.75%   299.79%

S&P 500 Index Objective Funds Average         25.56%   113.82%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on February 17, 1988. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, you would have $1,050. For comparison, you can look at the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the S&P 500 index objective funds average, which reflects the performance of 53 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. Both benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997         PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

Spartan U.S. Equity Index Fund          25.87%   16.67%   16.24%

S&P 500                                 26.16%   16.94%   16.56%

S&P 500 Index Objective Funds Average   25.56%   16.41%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$100,000 OVER LIFE OF FUND
 1988/02/17     100000.00                   100000.00
  1988/02/29     103400.00                   103287.20
  1988/03/31     100200.00                   100095.63
  1988/04/30     100900.00                   101206.69
  1988/05/31     101700.00                   102087.19
  1988/06/30     106307.66                   106772.99
  1988/07/31     106106.12                   106367.25
  1988/08/31     102478.56                   102750.77
  1988/09/30     106727.95                   107127.95
  1988/10/31     109774.42                   110106.11
  1988/11/30     108149.64                   108531.59
  1988/12/31     110097.82                   110430.89
  1989/01/31     118116.15                   118514.43
  1989/02/28     115237.77                   115563.42
  1989/03/31     117909.83                   118256.05
  1989/04/30     124121.06                   124393.54
  1989/05/31     129090.04                   129431.48
  1989/06/30     128241.53                   128693.72
  1989/07/31     139909.33                   140314.76
  1989/08/31     142513.74                   143064.93
  1989/09/30     141893.01                   142478.36
  1989/10/31     138644.36                   139172.87
  1989/11/30     141473.83                   142011.99
  1989/12/31     144725.54                   145420.28
  1990/01/31     134955.49                   135662.58
  1990/02/28     136673.30                   137412.63
  1990/03/31     140223.80                   141054.06
  1990/04/30     136761.48                   137527.71
  1990/05/31     150069.76                   150936.66
  1990/06/30     148986.99                   149910.29
  1990/07/31     148442.05                   149430.58
  1990/08/31     134818.51                   135922.05
  1990/09/30     128134.08                   129302.65
  1990/10/31     127584.62                   128746.65
  1990/11/30     135826.52                   137063.68
  1990/12/31     139466.56                   140887.76
  1991/01/31     145578.64                   147030.47
  1991/02/28     155913.61                   157543.14
  1991/03/31     159698.26                   161355.69
  1991/04/30     160033.99                   161742.94
  1991/05/31     166860.62                   168730.24
  1991/06/30     159228.10                   161002.39
  1991/07/31     166552.82                   168505.10
  1991/08/31     170496.90                   172498.67
  1991/09/30     167580.91                   169617.95
  1991/10/31     169850.12                   171890.83
  1991/11/30     162929.04                   164963.63
  1991/12/31     181531.43                   183835.47
  1992/01/31     178058.25                   180416.13
  1992/02/29     180373.71                   182761.54
  1992/03/31     176779.44                   179197.69
  1992/04/30     181906.86                   184466.10
  1992/05/31     182839.12                   185369.98
  1992/06/30     180038.56                   182607.97
  1992/07/31     187427.76                   190076.64
  1992/08/31     183557.23                   186180.06
  1992/09/30     185665.45                   188376.99
  1992/10/31     186137.58                   189036.31
  1992/11/30     192511.35                   195482.45
  1992/12/31     194881.43                   197886.88
  1993/01/31     196428.11                   199549.13
  1993/02/28     199045.56                   202263.00
  1993/03/31     203226.03                   206530.75
  1993/04/30     198196.34                   201532.70
  1993/05/31     203494.42                   206933.78
  1993/06/30     203983.98                   207533.89
  1993/07/31     203136.06                   206703.75
  1993/08/31     210888.42                   214537.82
  1993/09/30     209194.01                   212885.88
  1993/10/31     213458.30                   217292.62
  1993/11/30     211387.07                   215228.34
  1993/12/31     213970.37                   217832.60
  1994/01/31     221156.41                   225238.91
  1994/02/28     215085.45                   219134.94
  1994/03/31     205615.39                   209580.65
  1994/04/30     208239.11                   212263.29
  1994/05/31     211615.97                   215744.41
  1994/06/30     206450.46                   210458.67
  1994/07/31     213244.07                   217361.71
  1994/08/31     221799.00                   226273.54
  1994/09/30     216368.29                   220729.84
  1994/10/31     221176.47                   225696.26
  1994/11/30     213078.48                   217476.40
  1994/12/31     216308.29                   220701.58
  1995/01/31     221808.74                   226424.37
  1995/02/28     230507.12                   235248.13
  1995/03/31     237188.64                   242190.30
  1995/04/30     244138.93                   249322.80
  1995/05/31     253796.32                   259288.24
  1995/06/30     259633.20                   265311.50
  1995/07/31     268175.46                   274109.23
  1995/08/31     268822.61                   274797.25
  1995/09/30     280085.88                   286393.69
  1995/10/31     279045.64                   285371.27
  1995/11/30     291268.51                   297899.06
  1995/12/31     296728.36                   303636.60
  1996/01/31     306851.56                   313972.39
  1996/02/29     309743.91                   316882.91
  1996/03/31     312794.92                   319934.50
  1996/04/30     317149.92                   324650.33
  1996/05/31     325231.02                   333023.06
  1996/06/30     326565.57                   334291.88
  1996/07/31     312054.50                   319522.87
  1996/08/31     318577.83                   326261.60
  1996/09/30     336433.81                   344623.61
  1996/10/31     345664.00                   354128.32
  1996/11/30     371749.33                   380896.88
  1996/12/31     364185.72                   373351.32
  1997/01/31     386888.20                   396678.31
  1997/02/28     389861.15                   399788.27
$100,000 OVER LIFE OF FUND: Let's say hypothetically that $100,000 was invested in Spartan U.S. Equity Index Fund on February 17, 1988, when the fund started. As the chart shows, by February 28, 1997, the value of the investment would have grown to $389,861 - a 289.86% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 investment in the S&P 500 would have grown to $399,788 - a 299.79% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of growth in the long run and volatility in the short run. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Jennifer Farrelly,
Portfolio Manager
of Spartan U.S.
Equity Index Fund
(formerly Fidelity
U.S. Equity Index
Portfolio)
Q. HOW DID THE FUND PERFORM, JENNIFER?
A. For the 12-month period that ended February 28, 1997, the fund had a total return of 25.87%. That compares with the 26.16% return of the Standard & Poor's 500 Index for the same period. Of course, the fund's total return is slightly lower than the index due to expenses. Additionally, the S&P 500 index objective funds average, as tracked by Lipper Analytical Services, returned 25.56% for the 12-month period.
Q. WHAT HAVE BEEN SOME OF THE MAJOR DEVELOPMENTS IN THE MARKET RECENTLY?
A. Throughout the past 12 months, the market has been able to shake off brief downturns and rebound strongly. For example, in early December 1996, Federal Reserve Board Chairman Alan Greenspan caused markets to tumble worldwide when he hinted at the "irrational exuberance" of the stock market. However, sentiment toward stocks remained optimistic because the economy posted slow but steady growth with relatively low inflation. For most of the period, investors took heart that the economy wasn't growing so fast that it might spawn a rise in interest rates that could erode corporate profits. At the end of February, however, Greenspan noted in his semiannual Congressional testimony that the Fed might be inclined to raise short-term interest rates modestly in the first half of 1997, as a preemptive strike against possible inflation caused by a tight labor market.
Q. IN SUCH A STRONG MARKET, EARNINGS REPORTS MUST HAVE BEEN SOLID . . .
A. Yes, they were. In 1996, both third quarter and fourth quarter earnings came in stronger than expected. Nevertheless, there were some concerns that corporate earnings might begin to show some weakness. For one thing, the dollar remained strong, raising the costs of American goods abroad. For another, a tight labor market raised the potential for increased wages and lower profits. Presently, companies have very little pricing power, making it very difficult for them to pass on higher employment costs in the form of price increases.
Q. LARGE-CAPITALIZATION STOCKS CONTINUED TO BE THE MARKET LEADERS. WHY IS
THAT?
A. What we've witnessed this year is what investors call a "flight to quality," where large-capitalization companies are sought because of their stable earnings growth and liquidity. As the market climbs higher and higher, it becomes more difficult for portfolio managers to pick stocks that will outperform. Therefore, many managers have moved to larger companies with established track records as a way of keeping up with the market. Some large-cap stocks also are considered "defensive," because they are not influenced by the vagaries of the economy. In the past few months, investors sought defensive stocks - such as food or personal care companies
- because they offer steady earnings growth in an environment where it can be difficult to discern the strength of the economy.
Q. TECHNOLOGY PROVED TO BE ONE OF THE MARKET LEADERS. WHY WAS THAT?
A. Among the many factors that drove this sector was stronger-than-expected personal computer sales - up 20% in 1996 from 1995. This demand buoyed many companies with PC-related products. For example, memory chip maker Intel posted very strong earnings gains. Microsoft also continued its dominance of the software business. In February 1997, however, the technology sector faltered, largely because the group's valuations were very high and some companies reported earnings slowdowns. For example, the distribution channels that sell personal computers - a leading indicator of technology demand - reported mediocre results.
Q. FINANCIAL COMPANIES ALSO PERFORMED WELL . . .
A. Yes, they did. Bank stocks thrived, helped by steadily improving earnings, strong balance sheets and a greater emphasis on fee-based businesses. Additionally, banks enjoyed a relatively benign interest rate environment. Brokerage firms also continued to reap the rewards of a booming stock market.
Q. WHAT WERE THE MAIN DRIVERS BEHIND THE STRONG PERFORMANCE OF ENERGY
STOCKS?
A. The price of the underlying commodities - oil and natural gas - shot up in 1996 due to a positive supply and demand dynamic, and the stocks followed suit. However, since the beginning of 1997, the price of oil has dropped about 20%, and energy-related stocks have suffered.
Q. WERE THERE ANY SECTORS THAT PROVED TO BE LAGGARDS?
A. Utility stocks struggled. The sector underperformed the broad market due to concerns about how deregulation would affect utility companies, especially telephone and electric companies. Also, utility stocks tend to trade up and down with bonds, and the bond market underperformed the stock market significantly. The one positive area of the sector was natural gas, which benefited from the higher energy prices I just described.
Q. WHAT'S YOUR OUTLOOK?
A. One major wild card is the effect of possible Fed interest rate increases and their influence on corporate earnings. In addition, investors should understand there is still a great deal of uncertainty given the stock market's historically high valuations and the questionable sustainability of future corporate earnings growth.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: seeks a total return which corresponds to that of the Standard & Poor's 500 Index
START DATE: February 17, 1988
SIZE: as of February 28, 1997, more than $6.4 billion
MANAGER: Jennifer Farrelly, since 1994;
manager, Spartan Market Index Fund (formerly
Fidelity Market Index Fund) and VIP II: Index 500
Portfolio, since 1994; joined Fidelity in 1988
(checkmark)
JENNIFER FARRELLY ON CHANGES TO
THE S&P 500:
"The S&P 500 is an index of 500 stocks chosen to be representative of the broader market.
Periodically, companies will be added or deleted from the index. Usually, this is based on events such as acquisitions, spin-offs or shifts in asset size."
Here are some of the changes to the index in the past six months involving some well-known companies:
(solid bullet)  October 15, 1996: Community Psychiatric
Centers is removed from the health care sector;
Union Pacific Resources Group is added to the energy sector of the S&P 500.
(solid bullet) November 1, 1996: Yellow Corp. is removed from the transportation sector and added to the S&P SmallCap 600 Index; Cognizant Corp. is added to the consumer cyclicals sector.
(solid bullet)  December 2, 1996: Consolidated
Freightways is removed due to the spin-off of its national long-haul trucking unit; MBIA is added to the financial sector.
(solid bullet) December 18, 1996: Bally Entertainment is removed due to its acquisition by Hilton Hotels, already included in the S&P 500; Guidant
Corp. is added to the health care sector.
(solid bullet)  December 31, 1996: Luby's Cafeterias,
Ryan's Family Steak Houses and Shoney's are moved to the S&P SmallCap 600; AutoZone,
Frontier Corp. and Thermo Electron are added to the S&P 500.
(solid bullet) January 7, 1997: Boatmen's Bancshares is removed because of its acquisition by S&P component NationsBank; HEALTHSOUTH
Corp. is moved from the S&P MidCap 400 and added to the S&P 500.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF FEBRUARY 28, 1997
                                % OF FUND'S    % OF FUND'S INVESTMENTS
                                INVESTMENTS    IN THESE STOCKS
                                               6 MONTHS AGO

General Electric Co.            2.7            2.6

Coca-Cola Co. (The)             2.4            2.4

Exxon Corp.                     1.9            1.9

Microsoft Corp.                 1.8            1.4

Intel Corp.                     1.8            1.2

Merck & Co., Inc.               1.7            1.5

Philip Morris Companies, Inc.   1.7            1.4

Royal Dutch Petroleum Co. ADR   1.5            1.5

Procter & Gamble Co.            1.3            1.1

Johnson & Johnson               1.2            1.2

TOP TEN MARKET SECTORS AS OF FEBRUARY 28, 1997
                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                   INVESTMENTS    IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

Finance                            14.7           13.2

Technology                         12.8           11.1

Nondurables                        11.2           10.8

Health                             10.4           9.7

Utilities                          9.7            10.3

Energy                             8.1            8.3

Basic Industries                   5.5            5.8

Industrial Machinery & Equipment   5.1            5.2

Retail & Wholesale                 4.2            4.7

Durables                           3.9            4.0


INVESTMENTS FEBRUARY 28, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.6%
AEROSPACE & DEFENSE - 1.3%
Boeing Co.   374,149 $ 38,070
Lockheed Martin Corp.   201,066  17,794
McDonnell Douglas Corp.   221,410  14,060
Northrop Grumman Corp.   60,369  4,384
Rockwell International Corp.   227,948  14,760
  89,068
DEFENSE ELECTRONICS - 0.2%
Raytheon Co.   246,352  11,609
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.   65,879  4,430
TOTAL AEROSPACE & DEFENSE   105,107
BASIC INDUSTRIES - 5.5%
CHEMICALS & PLASTICS - 2.8%
Air Products & Chemicals, Inc.   116,343  8,624
Avery Dennison Corp.   108,702  4,389
Dow Chemical Co.   253,580  20,540
du Pont (E.I.) de Nemours & Co.   587,790  63,040
Eastman Chemical Co.   81,071  4,469
Engelhard Corp.   150,049  3,320
FMC Corp. (a)  38,670  2,659
Goodrich (B.F.) Co.   56,090  2,279
Grace (WR) & Co.   86,580  4,589
Great Lakes Chemical Corp.   66,104  3,066
Hercules, Inc.   106,737  4,963
Monsanto Co.   613,810  22,327
Morton International, Inc.   148,770  6,137
Nalco Chemical Co.   70,257  2,582
PPG Industries, Inc.   191,407  10,719
Praxair, Inc.   163,381  7,944
Raychem Corp.   46,668  3,973
Rohm & Haas Co.   66,831  6,148
Union Carbide Corp.   132,829  6,276
  188,044
IRON & STEEL - 0.3%
Allegheny Teledyne, Inc.   182,069  4,643
Armco, Inc. (a)  111,405  460
Bethlehem Steel Corp. (a)  116,609  962
Inland Steel Industries, Inc.   51,187  1,011
Nucor Corp.   91,627  4,410
USX-U.S. Steel Group  88,071  2,763
Worthington Industries, Inc.   100,803  2,104
  16,353

 SHARES VALUE (NOTE 1)
  (000S)
METALS & MINING - 0.7%
Alcan Aluminium Ltd.   236,074 $ 8,455
Aluminum Co. of America  180,966  12,894
ASARCO, Inc.   44,743  1,398
Cyprus Amax Minerals Co.   97,311  2,275
Freeport-McMoRan Copper & Gold, Inc.
 Class B  201,786  6,861
Inco Ltd.   175,717  6,184
Phelps Dodge Corp.   67,610  4,834
Reynolds Metals Co.   66,539  4,175
  47,076
PACKAGING & CONTAINERS - 0.3%
Ball Corp.   31,884  805
Bemis Co., Inc.   54,620  2,260
Corning, Inc.   240,176  9,037
Crown Cork & Seal Co., Inc.   133,990  7,436
Tupperware Corp.   64,857  2,902
  22,440
PAPER & FOREST PRODUCTS - 1.4%
Boise Cascade Corp.   50,677  1,666
Champion International Corp.   99,653  4,397
Georgia-Pacific Corp.   95,477  7,447
International Paper Co.   313,427  13,086
James River Corp. of Virginia  89,719  2,938
Kimberly-Clark Corp.   294,820  31,251
Louisiana-Pacific Corp.   113,612  2,414
Mead Corp.   54,518  3,176
Potlatch Corp.   30,127  1,303
Stone Container Corp.   103,480  1,345
Temple-Inland, Inc.   57,903  3,192
Union Camp Corp.   72,589  3,502
Westvaco Corp.   106,347  3,137
Weyerhaeuser Co.   206,979  9,573
Willamette Industries, Inc.   57,802  3,699
  92,126
TOTAL BASIC INDUSTRIES   366,039
CONGLOMERATES - 1.0%
AlliedSignal, Inc.   295,258  21,332
Crane Co.   48,005  1,566
Harris Corp.   40,754  3,006
ITT Industries, Inc.   123,289  3,205
Textron, Inc.   86,433  8,524
Tyco International Ltd.   163,586  9,652
United Technologies Corp.   251,106  18,896
Whitman Corp.   108,202  2,543
  68,724
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 0.4%
BUILDING MATERIALS - 0.2%
Armstrong World Industries, Inc.   43,158 $ 2,973
Masco Corp.   167,529  5,884
Owens-Corning  53,756  2,278
Sherwin-Williams Co.   89,622  5,030
  16,165
CONSTRUCTION - 0.1%
Centex Corp.   29,638  1,197
Fleetwood Enterprises, Inc.   37,068  964
Kaufman & Broad Home Corp.   40,654  574
Pulte Corp.   24,328  830
  3,565
ENGINEERING - 0.1%
EG & G, Inc.   49,342  1,073
Fluor Corp.   87,398  5,299
Foster Wheeler Corp.   42,339  1,651
  8,023
TOTAL CONSTRUCTION & REAL ESTATE   27,753
DURABLES - 3.9%
AUTOS, TIRES, & ACCESSORIES - 2.5%
AutoZone, Inc. (a)  156,700  3,878
Chrysler Corp.   760,740  25,770
Cooper Tire & Rubber Co.   85,943  1,708
Cummins Engine Co., Inc.   41,310  2,091
Dana Corp.   106,218  3,293
Eaton Corp.   80,622  5,785
Echlin, Inc.   64,711  2,241
Ford Motor Co.   1,237,541  40,684
General Motors Corp.   789,261  45,678
Genuine Parts Co.   125,756  5,879
Goodyear Tire & Rubber Co.   162,291  8,561
Johnson Controls, Inc.   43,170  3,637
NACCO Industries, Inc. Class A  8,604  467
Navistar International Corp. (a)  76,973  741
PACCAR, Inc.   40,449  2,654
Pep Boys-Manny, Moe & Jack  65,148  2,125
Snap-on Tools Corp.   63,616  2,473
TRW, Inc.   132,452  6,937
  164,602
CONSUMER DURABLES - 0.6%
Minnesota Mining & Manufacturing Co.   436,477  40,156
CONSUMER ELECTRONICS - 0.2%
Black & Decker Corp.   91,580  2,896
Maytag Co.   104,629  2,302
Newell Co.   165,830  6,156
Whirlpool Corp.   77,533  3,915
  15,269

 SHARES VALUE (NOTE 1)
  (000S)
TEXTILES & APPAREL - 0.6%
Fruit of the Loom, Inc. Class A (a)  80,360 $ 3,285
Liz Claiborne, Inc.   74,482  3,017
NIKE, Inc. Class B  300,648  21,609
Reebok International Ltd.   56,470  2,640
Russell Corp.   39,842  1,499
Springs Industries, Inc. Class A  21,159  934
Stride Rite Corp.   51,848  622
VF Corp.   66,431  4,617
  38,223
TOTAL DURABLES   258,250
ENERGY - 8.1%
ENERGY SERVICES - 0.8%
Baker Hughes, Inc.   150,923  5,358
Dresser Industries, Inc.   183,460  5,573
Halliburton Co.   130,822  8,454
Helmerich & Payne, Inc.   26,024  1,100
McDermott International, Inc.   57,127  1,271
Rowan Companies, Inc. (a)  89,253  1,774
Schlumberger Ltd.   257,215  25,882
Western Atlas, Inc. (a)  56,015  3,410
  52,822
OIL & GAS - 7.3%
Amerada Hess Corp.   97,331  5,195
Amoco Corp.   519,199  43,872
Ashland, Inc.   67,318  2,819
Atlantic Richfield Co.   167,921  20,990
Burlington Resources, Inc.   126,592  5,554
Chevron Corp.   681,194  43,937
Coastal Corp. (The)  109,786  4,995
Exxon Corp.   1,296,323  129,470
Kerr-McGee Corp.   50,567  3,167
Louisiana Land & Exploration Co.   35,761  1,708
Mobil Corp.   411,378  50,497
Occidental Petroleum Corp.   343,478  8,759
Oryx Energy Co. (a)  109,509  2,190
Pennzoil Co.   48,603  2,789
Phillips Petroleum Co.   274,711  11,366
Royal Dutch Petroleum Co. ADR  559,512  96,796
Santa Fe Energy Resources, Inc. (a)  94,832  1,221
Sun Co., Inc.   76,273  2,059
Texaco, Inc.   276,191  27,308
USX-Marathon Group   300,205  7,993
Union Pacific Resources Group, Inc.   260,644  6,353
Unocal Corp.   262,471  10,138
  489,176
TOTAL ENERGY   541,998
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 14.7%
BANKS - 7.2%
Banc One Corp.   446,253 $ 19,691
Bank of Boston Corp.   159,587  12,029
Bank of New York Co., Inc.   397,766  15,413
BankAmerica Corp.   374,528  42,603
Bankers Trust New York Corp.   85,396  7,750
Barnett Banks, Inc.   203,770  9,424
Chase Manhattan Corp.   458,173  45,875
Citicorp  491,033  57,328
Comerica, Inc.   112,100  6,740
CoreStates Financial Corp.   232,355  12,228
Fifth Third Bancorp  110,600  9,221
First Bank System, Inc.   140,400  11,021
First Union Corp.   296,248  25,996
KeyCorp   235,331  12,590
Mellon Bank Corp.   135,027  10,853
Morgan (J.P.) & Co., Inc.   194,579  20,455
National City Corp.   231,512  11,691
NationsBank Corp.   810,718  48,542
Norwest Corp.   386,577  19,232
PNC Financial Corp.   355,878  15,080
Republic New York Corp.   57,725  5,361
SunTrust Banks, Inc.   232,950  11,968
U.S. Bancorp  157,681  7,785
Wachovia Corp.   172,586  10,506
Wells Fargo & Co.   96,531  29,370
  478,752
CREDIT & OTHER FINANCE - 1.7%
American Express Co.   406,603  26,582
Beneficial Corp.   54,550  3,771
Dean Witter, Discover & Co.   335,622  12,879
First Chicago NBD Corp.   332,780  19,468
Fleet Financial Group, Inc.   252,770  15,419
Green Tree Financial Corp.   143,500  5,381
Household International, Inc.   101,140  9,798
MBNA Corp.   348,730  11,159
Transamerica Corp.   69,217  6,065
  110,522
FEDERAL SPONSORED CREDIT - 1.0%
Federal Home Loan Mortgage Corporation  746,612  22,212
Federal National Mortgage Association  1,140,040  45,602
  67,814
INSURANCE - 4.1%
Aetna, Inc.   157,413  13,046
Allstate Corp.   464,360  29,429
American General Corp.   212,388  9,212
American International Group, Inc.   490,178  59,312

 SHARES VALUE (NOTE 1)
  (000S)
Aon Corp.   113,000 $ 7,161
CIGNA Corp.   78,564  12,010
Chubb Corp. (The)  181,752  10,655
Conseco, Inc.   174,500  6,849
General Re Corp.   86,154  14,614
ITT Hartford Group, Inc.   122,589  9,194
Jefferson Pilot Corp.   74,419  4,391
Lincoln National Corp.   108,939  6,332
Loews Corp.   120,160  12,271
MGIC Investment Corp.   61,500  4,835
Marsh & McLennan Companies, Inc.   74,873  8,760
Providian Corp.   97,807  5,465
SAFECO Corp.   131,706  5,499
St. Paul Companies, Inc. (The)  86,552  5,842
Torchmark Corp.   73,506  4,328
Travelers Group, Inc. (The)  668,593  35,853
UNUM Corp.   76,276  5,864
USF&G Corp.   120,821  2,718
USLIFE Corp.   35,827  1,706
  275,346
SAVINGS & LOANS - 0.2%
Ahmanson (H.F.) & Co.   110,037  4,525
Golden West Financial Corp.   59,914  4,059
Great Western Financial Corp.   143,831  6,311
  14,895
SECURITIES INDUSTRY - 0.5%
Merrill Lynch & Co., Inc.   172,010  16,513
Morgan Stanley Group, Inc.   159,000  10,037
Salomon, Inc.   113,793  6,330
  32,880
TOTAL FINANCE   980,209
HEALTH - 10.4%
DRUGS & PHARMACEUTICALS - 6.5%
Allergan, Inc.   68,403  2,326
ALZA Corp. Class A (a)  88,406  2,509
American Home Products Corp.   666,630  42,664
Amgen, Inc. (a)  276,174  16,881
Bristol-Myers Squibb Co.   522,758  68,220
Lilly (Eli) & Co.   575,932  50,322
Merck & Co., Inc.   1,258,323  115,766
Pharmacia & Upjohn, Inc.   530,535  19,563
Pfizer, Inc.   673,016  61,665
Schering-Plough Corp.   385,566  29,544
Sigma Aldrich Corp.   104,464  3,199
Warner-Lambert Co.   283,130  23,783
  436,442
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 3.0%
Abbott Laboratories  810,952 $ 45,615
Bard (C.R.), Inc.   59,601  1,632
Bausch & Lomb, Inc.   58,022  2,169
Baxter International, Inc.   285,046  13,112
Becton, Dickinson & Co.   130,110  6,408
Biomet, Inc.   120,832  1,843
Boston Scientific Corp. (a)   185,649  12,299
Guidant Corp.   77,500  5,193
Johnson & Johnson  1,390,192  80,110
Mallinckrodt, Inc.   77,122  3,278
Medtronic, Inc.   250,124  16,196
Millipore Corp.   45,257  1,952
Pall Corp.   131,099  2,850
St. Jude Medical, Inc. (a)  84,472  3,337
U.S. Surgical Corp.   65,419  2,788
  198,782
MEDICAL FACILITIES MANAGEMENT - 0.9%
Beverly Enterprises, Inc. (a)  103,739  1,491
Columbia/HCA Healthcare Corp.   700,922  29,439
HEALTHSOUTH Rehabilitation Corp. (a)  164,500  6,621
Humana, Inc. (a)  169,700  3,330
Manor Care, Inc.   65,539  1,745
Tenet Healthcare Corp. (a)  308,968  8,381
United HealthCare Corp.   191,994  9,576
  60,583
TOTAL HEALTH   695,807
HOLDING COMPANIES - 0.3%
CINergy Corp.   164,727  5,683
Norfolk Southern Corp.   130,681  11,908
  17,591
INDUSTRIAL MACHINERY & EQUIPMENT - 5.1%
ELECTRICAL EQUIPMENT - 3.5%
Emerson Electric Co.   234,045  23,170
General Electric Co.   1,718,869  176,829
General Instrument Corp. (a)  143,000  3,396
General Signal Corp.   51,996  2,268
Grainger (W.W.), Inc.   55,505  4,399
Honeywell, Inc.   132,170  9,401
Scientific-Atlanta, Inc.   80,578  1,350
Westinghouse Electric Corp.   654,455  11,289
  232,102

 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 1.2%
Briggs & Stratton Corp.   30,205 $ 1,318
Case Corp.   76,700  3,979
Caterpillar, Inc.   199,842  15,663
Cincinnati Milacron, Inc.   41,533  893
Cooper Industries, Inc.   112,722  4,988
Deere & Co.   269,737  11,498
Dover Corp.   117,504  5,831
Giddings & Lewis, Inc.   34,512  477
Harnischfeger Industries, Inc.   51,202  2,246
Illinois Tool Works, Inc.   129,399  10,918
Ingersoll-Rand Co.   114,212  5,425
Parker-Hannifin Corp.   77,678  3,398
Stanley Works  90,186  3,450
Tenneco, Inc.  178,187  7,016
Timken Co.   32,553  1,705
TRINOVA Corp.   29,354  1,090
  79,895
POLLUTION CONTROL - 0.4%
Browning-Ferris Industries, Inc.   221,922  6,963
Laidlaw, Inc. Class B  327,666  4,538
Safety Kleen Corp.   60,755  1,094
WMX Technologies, Inc.   506,552  16,020
  28,615
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   340,612
MEDIA & LEISURE - 3.7%
BROADCASTING - 0.6%
Comcast Corp. Class A special  340,619  6,089
TCI Group Class A  693,225  8,232
Time Warner, Inc.   593,619  24,338
  38,659
ENTERTAINMENT - 1.0%
Disney (Walt) Co.   708,197  52,584
King World Productions, Inc. (a)  38,888  1,444
Viacom, Inc. Class B (a)  369,279  13,017
  67,045
LEISURE DURABLES & TOYS - 0.2%
Brunswick Corp.   102,678  2,939
Hasbro, Inc.   90,042  3,849
Mattel, Inc.   283,816  7,060
  13,848
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 0.5%
HFS, Inc. (a)  134,400 $ 9,206
Harrah's Entertainment, Inc. (a)  107,310  1,985
Hilton Hotels Corp.   258,019  6,483
ITT Corp. (a)  121,589  6,870
Marriott International, Inc.   133,665  7,084
  31,628
PUBLISHING - 0.9%
American Greetings Corp. Class A  78,021  2,419
Cognizant Corp.   178,601  6,229
Dow Jones & Co., Inc.   100,957  4,051
Dun & Bradstreet Corp.   177,801  4,356
Gannett Co., Inc.   147,111  11,732
Harcourt General, Inc.   74,130  3,493
Knight-Ridder, Inc.   98,066  3,898
McGraw-Hill, Inc.   103,830  5,386
Meredith Corp.   27,964  1,370
New York Times Co. (The) Class A  100,900  4,490
Times Mirror Co. Class A  103,320  5,321
Tribune Co.   128,684  5,051
  57,796
RESTAURANTS - 0.5%
Darden Restaurants, Inc.   164,734  1,194
McDonald's Corp.   728,512  31,508
Wendy's International, Inc.   135,107  2,803
  35,505
TOTAL MEDIA & LEISURE   244,481
NONDURABLES - 11.2%
AGRICULTURE - 0.1%
Pioneer Hi-Bred International, Inc.   86,061  5,863
BEVERAGES - 3.8%
Anheuser-Busch Companies, Inc.   521,348  23,200
Brown-Forman Corp. Class B  72,122  3,227
Coca-Cola Co. (The)  2,597,600  158,454
Coors (Adolph) Co. Class B  39,481  844
PepsiCo, Inc.   1,621,832  53,318
Seagram Co. Ltd.   389,428  15,185
  254,228
FOODS - 2.3%
Archer-Daniels-Midland Co.   568,017  10,508
CPC International, Inc.   150,115  12,628
Campbell Soup Co.   243,938  21,985

 SHARES VALUE (NOTE 1)
  (000S)
ConAgra, Inc.   251,209 $ 13,314
General Mills, Inc.   163,534  10,671
Heinz (H.J.) Co.   383,808  15,976
Hershey Foods Corp.   160,346  7,316
Kellogg Co.   220,043  15,073
Quaker Oats Co.   141,720  5,084
Ralston Purina Co.   110,674  9,089
Sara Lee Corp.   505,173  19,575
Sysco Corp.   186,798  6,491
Wrigley (Wm.) Jr. Co.  121,254  7,260
  154,970
HOUSEHOLD PRODUCTS - 3.1%
Alberto Culver Co. Class B  57,956  1,652
Avon Products, Inc.   138,772  8,083
Clorox Co.   53,849  6,435
Colgate-Palmolive Co.   153,260  15,862
Gillette Co.   579,282  45,836
International Flavors & Fragrances, Inc.   115,467  5,355
Procter & Gamble Co.   711,851  85,511
Rubbermaid, Inc.   156,319  3,732
Unilever NV ADR  166,947  31,803
  204,269
TOBACCO - 1.9%
American Brands, Inc.   177,581  9,345
Philip Morris Companies, Inc.   850,101  114,870
UST, Inc.   194,267  5,998
  130,213
TOTAL NONDURABLES   749,543
PRECIOUS METALS - 0.4%
Barrick Gold Corp.   372,928  10,549
Battle Mountain Gold Co.   234,600  1,730
Echo Bay Mines Ltd.   145,388  1,126
Homestake Mining Co.   153,164  2,527
Newmont Mining Corp.   103,814  4,931
Placer Dome, Inc.   249,946  5,362
Santa Fe Pacific Gold Corp.   137,346  2,575
  28,800
RETAIL & WHOLESALE - 4.2%
APPAREL STORES - 0.3%
Charming Shoppes, Inc. (a)  109,409  485
Gap, Inc.   296,024  9,769
Limited, Inc. (The)  282,979  5,377
TJX Companies, Inc.   81,183  3,389
  19,020
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
DRUG STORES - 0.3%
CVS Corp.   110,281 $ 5,100
Long Drug Stores, Inc.   40,652  1,032
Rite Aid Corp.   127,892  5,387
Walgreen Co.   257,048  10,989
  22,508
GENERAL MERCHANDISE STORES - 2.3%
Costco Companies, Inc. (a)  219,153  5,616
Dayton Hudson Corp.   226,265  9,503
Dillard Department Stores, Inc. Class A  118,594  3,573
Federated Department Stores, Inc. (a)  216,900  7,537
K mart Corp. (a)  505,094  6,314
May Department Stores Co. (The)  262,846  12,255
Mercantile Stores Co., Inc.   38,508  1,848
Nordstrom, Inc.   84,790  3,116
Penney (J.C.) Co., Inc.   240,856  11,862
Sears, Roebuck & Co.   408,788  22,177
Wal-Mart Stores, Inc.   2,394,501  63,155
Woolworth Corp. (a)  139,465  2,911
  149,867
GROCERY STORES - 0.5%
Albertson's, Inc.   263,113  9,275
American Stores Co.   152,115  6,807
Fleming Companies, Inc.   39,338  688
Giant Food, Inc. Class A  62,553  2,041
Great Atlantic & Pacific Tea Co., Inc.   39,930  1,188
Kroger Co. (The) (a)  131,633  6,977
Supervalu, Inc.   70,311  2,180
Winn-Dixie Stores, Inc.   157,852  5,032
  34,188
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Circuit City Stores, Inc.   102,300  3,197
Home Depot, Inc. (The)  501,342  27,323
IKON Office Solutions, Inc.   135,922  5,607
Lowe's Companies, Inc.   180,268  6,580
Tandy Corp.   60,944  3,070
Toys "R" Us, Inc. (a)  286,328  7,445
  53,222
TOTAL RETAIL & WHOLESALE   278,805

 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 0.5%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   84,708 $ 4,246
LEASING & RENTAL - 0.0%
Ryder Systems, Inc.   85,550  2,695
PRINTING - 0.2%
Deluxe Corp.   85,915  2,717
Donnelley (R.R.) & Sons Co.   156,954  4,846
Harland (John H.) Co.   32,128  972
Moore Corp. Ltd.   104,362  2,304
  10,839
SERVICES - 0.2%
Block (H&R), Inc.   99,681  2,928
Ecolab, Inc.   67,427  2,554
Jostens, Inc.   40,397  869
National Service Industries, Inc.   49,513  1,881
Service Corp. International  245,952  7,133
  15,365
TOTAL SERVICES   33,145
TECHNOLOGY - 12.8%
COMMUNICATIONS EQUIPMENT - 1.8%
Andrew Corp. (a)  63,078  3,469
Cabletron Systems, Inc. (a)  163,062  4,892
Cisco Systems, Inc. (a)  677,882  37,707
DSC Communications Corp. (a)  122,507  2,573
Lucent Technologies, Inc.   664,732  35,812
Northern Telecom Ltd.   269,791  19,394
Tellabs, Inc. (a)  187,202  7,465
3Com Corp. (a)  181,300  6,003
  117,315
COMPUTER SERVICES & SOFTWARE - 3.3%
Autodesk, Inc.   47,555  1,611
Automatic Data Processing, Inc.   302,994  12,915
CUC International, Inc. (a)  410,840  9,809
Ceridian Corp. (a)  71,932  2,814
Computer Associates International, Inc.   380,741  16,562
Computer Sciences Corp. (a)  79,249  5,349
First Data Corp.   467,158  17,110
Microsoft Corp. (a)  1,247,874  121,668
Novell, Inc. (a)  358,973  3,635
Oracle Systems Corp. (a)  686,077  26,929
Shared Medical Systems Corp.   24,452  1,336
  219,738
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 3.9%
Amdahl Corp. (a)  126,723 $ 1,251
Apple Computer, Inc. (a)  130,053  2,113
Bay Networks, Inc. (a)  202,400  3,846
Compaq Computer Corp. (a)  282,822  22,414
Data General Corp. (a)  40,943  793
Dell Computer Corp. (a)  188,000  13,372
Digital Equipment Corp. (a)  161,602  5,292
EMC Corp. (a)  242,900  8,744
Hewlett-Packard Co.   1,061,566  59,448
Intergraph Corp. (a)  49,751  410
International Business Machines Corp.   540,262  77,663
Pitney Bowes, Inc.   155,077  9,634
Seagate Technology (a)  261,700  12,365
Silicon Graphics, Inc. (a)  182,570  4,405
Sun Microsystems, Inc. (a)  383,360  11,836
Tandem Computers, Inc. (a)  123,490  1,544
Unisys Corp. (a)  182,453  1,232
Xerox Corp.   338,744  21,172
  257,534
ELECTRONIC INSTRUMENTS - 0.3%
Applied Materials, Inc. (a)  187,626  9,499
Perkin-Elmer Corp.   44,958  3,192
Tektronix, Inc.   34,195  1,667
Thermo Electron Corp.   155,800  5,317
  19,675
ELECTRONICS - 3.0%
Advanced Micro Devices, Inc. (a)  142,602  5,116
AMP, Inc.   229,287  8,914
Intel Corp.   856,549  121,523
LSI Logic Corp. (a)  134,300  4,633
Micron Technology, Inc.   218,025  8,176
Motorola, Inc.   619,006  34,587
National Semiconductor Corp. (a)  144,520  3,776
Texas Instruments, Inc.   198,272  15,292
Thomas & Betts Corp.   55,458  2,475
  204,492
PHOTOGRAPHIC EQUIPMENT - 0.5%
Eastman Kodak Co.   347,962  31,186
Polaroid Corp.   47,339  2,000
  33,186
TOTAL TECHNOLOGY   851,940

 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 1.1%
AIR TRANSPORTATION - 0.3%
AMR Corp. (a)  94,904 $ 7,462
Delta Air Lines, Inc.   78,030  6,281
Southwest Airlines Co.   151,481  3,560
USAir Group, Inc. (a)  66,926  1,322
  18,625
RAILROADS - 0.7%
Burlington Northern Santa Fe Corp.   159,742  13,299
CSX Corp.   226,490  10,447
Conrail, Inc.   83,669  8,743
Union Pacific Corp.   255,622  15,401
  47,890
TRUCKING & FREIGHT - 0.1%
Caliber System, Inc.   40,932  931
Federal Express Corp. (a)  118,844  6,120
  7,051
TOTAL TRANSPORTATION   73,566
UTILITIES - 9.7%
CELLULAR - 0.2%
AirTouch Communications, Inc. (a)  523,572  14,267
ELECTRIC UTILITY - 2.5%
American Electric Power Co., Inc.   195,746  8,172
Baltimore Gas & Electric Co.   153,999  4,235
Carolina Power & Light Co.   158,089  5,869
Central & South West Corp.   220,234  5,368
Consolidated Edison Co. of New York, Inc.   245,369  7,576
DTE Energy Co.   151,556  4,585
Dominion Resources, Inc.   188,031  7,568
Duke Power Co.   210,348  9,308
Edison International  452,382  9,726
Entergy Corp.   241,190  6,361
FPL Group, Inc.   191,177  8,699
GPU, Inc.   125,843  4,405
Houston Industries, Inc.   244,774  5,691
Niagara Mohawk Power Corp. (a)  150,754  1,545
Northern States Power Co.   72,063  3,432
Ohio Edison Co.   159,173  3,581
PECO Energy Co.   232,258  5,226
PG&E Corp.   430,338  9,898
PP&L Resources, Inc.   169,500  3,877
PacifiCorp.   307,701  6,346
Public Service Enterprise Group, Inc.   248,996  7,003
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
Southern Co.   703,142 $ 15,293
Texas Utilities Co.   234,444  9,466
Unicom Corp.   225,100  5,008
Union Electric Co.   106,748  4,096
  162,334
GAS - 0.7%
Columbia Gas System, Inc. (The)  57,555  3,381
Consolidated Natural Gas Co.   99,018  5,050
Eastern Enterprises Co.   21,060  708
Enron Corp.   265,705  10,595
ENSERCH Corp.   72,825  1,529
NICOR, Inc.   52,053  1,744
Noram Energy Corp.   143,383  2,151
ONEOK, Inc.   28,848  822
Pacific Enterprises  88,776  2,708
PanEnergy Corp.   157,809  6,727
Peoples Energy Corp.   36,609  1,240
Sonat, Inc.   89,920  4,136
Williams Companies, Inc.   163,810  7,167
  47,958
TELEPHONE SERVICES - 6.3%
AT&T Corp.   1,691,566  67,451
ALLTEL Corp.   197,888  7,000
Ameritech Corp.   573,499  36,561
Bell Atlantic Corp.   456,907  31,584
BellSouth Corp.   1,037,142  48,616
Frontier Corp.   170,800  3,779
GTE Corp.   1,004,165  46,945
MCI Communications Corp.   714,924  25,559
NYNEX Corp.   459,389  23,659
Pacific Telesis Group  447,150  18,221
SBC Communications, Inc.   630,126  36,232
Sprint Corp.   449,376  20,447
U.S. West Communications Group  498,679  17,952
U.S. West Media Group (a)  652,179  11,984
WorldCom, Inc. (a)  909,600  24,218
  420,208
TOTAL UTILITIES   644,767
TOTAL COMMON STOCKS
 (Cost $4,206,869)   6,307,137
U.S. TREASURY OBLIGATIONS - 0.3%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
U.S. Treasury Bills, yield at date
 of purchase:
  5.04% to 5.07%, 3/6/97 (c) $ 16,700 $ 16,693
  5.01%, 4/3/97 (c)  300  299
  4.93% to 5.21%, 6/26/97 (c)  2,600  2,558
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $19,272)   19,550
CASH EQUIVALENTS - 5.1%
 SHARES
Taxable Central Cash Fund (b)
 (Cost $ 342,160)  342,160,396  342,160
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $4,568,301) $ 6,668,847
FUTURES CONTRACTS
DOLLAR AMOUNTS
IN THOUSANDS EXPIRATION UNDERLYING FACE UNREALIZED
 DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
436 S&P 500 Stock
Index Contracts March 1997 $ 172,307 $ (3,645)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.6%
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.31%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. A portion of the security was pledged to cover margin requirements for futures contracts, At the period end, the value of securities pledged amounted to $13,572,000.
INCOME TAX INFORMATION
At February 28, 1997, the aggregate cost of investment securities for income tax purposes was $4,572,424,000. Net unrealized appreciation aggregated $2,096,423,000, of which $2,186,747,000 related to appreciated investment securities and $90,324,000 related to depreciated investment securities.
The fund hereby designates approximately $8,082,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) FEBRUARY 28, 1997

ASSETS                                                                                                   4.          5.

6.Investment in securities, at value (cost $4,568,301) - See accompanying schedule                        7.          $ 6,668,847

8.Cash                                                                                                    9.           1,357


10.Receivable for investments sold                                                                        11.          83,557

12.Receivable for fund shares sold                                                                        13.          22,818

14.Dividends receivable                                                                                   15.          12,588

16.Interest receivable                                                                                    17.          836

18.Other receivables                                                                                      19.          90

20.Receivable from investment adviser for expense reductions                                              21.          31

22. 23.TOTAL ASSETS                                                                                       24.          6,790,124

LIABILITIES                                                                                               25.         26.

27.Payable for investments purchased                                                                      $ 195,128   28.

29.Payable for fund shares redeemed                                                                        90,027     30.

31.Payable for daily variation on futures contracts                                                        458        32.

33.Other payables and accrued expenses                                                                     1,760      34.

35.Collateral on securities loaned, at value                                                               15,691     36.

37. 38.TOTAL LIABILITIES                                                                                  39.          303,064

40.NET ASSETS                                                                                             41.         $ 6,487,060

42.Net Assets consist of:                                                                                 43.         44.

45.Paid in capital                                                                                        46.         $ 4,339,905

47.Undistributed net investment income                                                                    48.          19,890

49.Accumulated undistributed net realized gain (loss) on investments and foreign currency                 50.          30,364
transactions

51.Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign        52.          2,096,901
currencies

53.NET ASSETS, for 224,882 shares outstanding                                                             54.         $ 6,487,060

55.NET ASSET VALUE, offering price and redemption price per share ($6,487,060 (divided by) 224,882 shares) 56.         $28.85


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS YEAR ENDED FEBRUARY 28, 1997

INVESTMENT INCOME                                                          58.          $ 102,734
57.Dividends

59.Interest (including income on securities loaned of $103)                60.           11,145

61. 62.TOTAL INCOME                                                        63.           113,879

EXPENSES                                                                   64.          65.

66.Management fee                                                          $ 14,132     67.

68.Transfer agent fees                                                      11,637      69.

70.Accounting and security lending fees                                     815         71.

72.Non-interested trustees' compensation                                    29          73.

74.Custodian fees and expenses                                              101         75.

76.Registration fees                                                        585         77.

78.Audit                                                                    65          79.


80.Legal                                                                    32          81.


82.Interest                                                                 1           83.

84.Miscellaneous                                                            223         85.

86. Total expenses before reductions                                        27,620      87.

88. Expense reductions                                                      (14,355)     13,265

89.90.NET INVESTMENT INCOME                                                91.           100,614

REALIZED AND UNREALIZED GAIN (LOSS)                                        93.          94.
92.Net realized gain (loss) on:

95. Investment securities                                                   68,267      96.

97. Foreign currency transactions                                           2           98.

99. Futures contracts                                                       36,315       104,584

100.Change in net unrealized appreciation (depreciation) on:               101.         102.

103. Investment securities                                                  1,007,917   104.

105. Futures contracts                                                      (1,795)      1,006,122

106.107.NET GAIN (LOSS)                                                    108.          1,110,706

109.110.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    111.         $ 1,211,320


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                                                    YEAR ENDED     YEAR ENDED
                                                                                        FEBRUARY 28,   FEBRUARY 29,
                                                                                        1997           1996

INCREASE (DECREASE) IN NET ASSETS

112.Operations                                                                          $ 100,614      $ 72,193
Net investment income

113. Net realized gain (loss)                                                            104,584        38,947

114. Change in net unrealized appreciation (depreciation)                                1,006,122      775,317

115.                                                                                     1,211,320      886,457
116.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

117.Distributions to shareholders                                                        (95,107)       (65,604)
From net investment income

118. From net realized gain                                                              (39,757)       (16,889)

119. 120.TOTAL DISTRIBUTIONS                                                             (134,864)      (82,493)

121.Share transactions                                                                   2,905,735      1,958,707
Net proceeds from sales of shares

122. Reinvestment of distributions                                                       131,170        79,457

123. Cost of shares redeemed                                                             (1,739,466)    (963,855)

124.125.                                                                                 1,297,439      1,074,309
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS

126.                                                                                     2,373,895      1,878,273
127.TOTAL INCREASE (DECREASE) IN NET ASSETS

NET ASSETS                                                                              128.           129.

130. Beginning of period                                                                 4,113,165      2,234,892

131.                                                                                    $ 6,487,060    $ 4,113,165
End of period (including undistributed net investment income of $19,890 and $14,381, respectively)

OTHER INFORMATION                                                                       133.           134.
132.Shares

135. Sold                                                                                113,005        92,972

136. Issued in reinvestment of distributions                                             5,223          3,799

137. Redeemed                                                                            (67,942)       (46,224)

138. Net increase (decrease)                                                             50,286         50,547


FINANCIAL HIGHLIGHTS

139.   YEAR ENDED     YEAR ENDED                 YEARS ENDED FEBRUARY 28,            FOUR MONTHS    YEAR ENDED
       FEBRUARY 28,   FEBRUARY 29,                                                   ENDED          OCTOBER 31,
                                                                                     FEBRUARY 28,

140.   1997           1996                       1995                       1994 F   1993           1992



141.SELECTED PER-SHARE DATA

142.Net asset value, beginning of period        $ 23.56   $ 18.02   $ 17.36   $ 16.73   $ 15.77    $ 14.97

143.Income from Investment Operations

144. Net investment income                       .51 G     .48       .43       .44       .15        .42

145. Net realized and unrealized gain (loss)     5.47      5.63      .77       .88       .94        .97

146. Total from investment operations            5.98      6.11      1.20      1.32      1.09       1.39

147.Less Distributions

148. From net investment income                  (.49)     (.46)     (.43)     (.44)     (.13)      (.43)

149. From net realized gain                      (.20)     (.11)     (.07)     (.25)     -          (.16)

150. In excess of net realized gain              -         -         (.04)     -         -          -

151. Total distributions                         (.69)     (.57)     (.54)     (.69)     (.13)      (.59)

152.Net asset value, end of period              $ 28.85   $ 23.56   $ 18.02   $ 17.36   $ 16.73    $ 15.77

153.TOTAL RETURN B, C                            25.87%    34.37%    7.17%     8.06%     6.93%      9.59%

154.RATIOS AND SUPPLEMENTAL DATA

155.Net assets, end of period (in millions)     $ 6,487   $ 4,113   $ 2,235   $ 1,892   $ 1,472    $ 1,455

156.Ratio of expenses to average net             .28%      .28%      .28%      .28%      .28% A     .28%
assets D

157.Ratio of expenses to average net assets      .26% E    .25% E    .28%      .28%      .28% A     .28%
after expense reductions

158.Ratio of net investment income to            2.00%     2.34%     2.65%     2.59%     2.95% A    2.78%
average
net assets

159.Portfolio turnover rate                      3%        1%        11%       4%        28% A      6%

160.Average commissions rate H                  $ .0237


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
F EFFECTIVE MARCH 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
On April 17, 1997, the Board of Trustees approved a change in the fund's name from Fidelity U.S. Equity Index Portfolio to Spartan U.S. Equity Index Fund. Spartan U.S. Equity Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) (formerly Fidelity Institutional Trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940
Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, redemptions-in-kind and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases of securities, other than short-term securities, aggregated $1,410,096,000. Sales of securities, other than short-term securities, aggregated $151,437,000, of which $74,038,000 represents the current value of securities delivered in redemption of fund shares.
The market value of futures contracts opened and closed during the period amounted to $2,309,258,000 and $2,309,333,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .28% of the fund's average net assets.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .23% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $4,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $14,923,000 and $15,691,000, respectively.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $7,192,000. The weighted average interest rate was 5.69%.
7. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .28% of average net assets. For the period, the reimbursement reduced the expenses by $13,759,000. Effective April 18, 1997, the fund's expense limitation was changed from .28% to .19% of average net assets.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $16,000 and $580,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Concord Street Trust (formerly Fidelity Institutional Trust) and the Shareholders of Spartan U.S. Equity Index Fund (formerly Fidelity U.S. Equity Index Portfolio):
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Equity Index Fund (formerly Fidelity U.S. Equity Index Portfolio) (a fund of Fidelity Concord Street Trust) (formerly Fidelity Institutional Trust) at February 28, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Equity Index Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
/s/PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Boston, Massachusetts
April 18, 1997
DISTRIBUTIONS


The Board of Trustees of Spartan U.S. Equity Index Fund (formerly Fidelity U.S. Equity Index Portfolio) voted to pay on April 7, 1997, to shareholders of record at the opening of business on April 4, 1997, a distribution of $.10 per share derived from capital gains realized from sales of portfolio securities.
A total of 83.92% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders. A total of .53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
William J. Hayes, VICE PRESIDENT
Jennifer Farrelly, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Robert H. Morrison, MANAGER, SECURITY TRANSACTIONS
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
CUSTODIAN
State Street Bank & Trust Company
Boston, MA
* INDEPENDENT TRUSTEES
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997              PAST 1   PAST 5   LIFE OF
                                             YEAR     YEARS    FUND

Fidelity U.S. Bond Index                     4.93%    42.83%   81.68%

Lehman Brothers Aggregate Bond Index         5.35%    42.30%   n/a

Intermediate U.S. Government Funds           4.13%    34.24%   n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on March 8, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate U.S. government funds average, which reflects the performance of 120 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997              PAST 1   PAST 5   LIFE OF
                                             YEAR     YEARS    FUND

Fidelity U.S. Bond Index                     4.93%    7.39%    8.92%

Lehman Brothers Aggregate Bond Index         5.35%    7.31%    n/a

Intermediate U.S. Government Funds Average   4.13%    6.04%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$100,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             Fidelity US Bond In         LB Aggregate Bond
             00651                       LB001
     1990/03/31   100000.00                   100000.00
     1990/04/30    98902.15                    99083.85
     1990/05/31   101848.95                   102017.56
     1990/06/30   103292.33                   103654.45
     1990/07/31   104861.22                   105088.32
     1990/08/31   103552.16                   103684.91
     1990/09/30   104402.79                   104542.69
     1990/10/31   105789.54                   105869.96
     1990/11/30   107912.50                   108148.92
     1990/12/31   109639.21                   109834.03
     1991/01/31   110945.71                   111191.76
     1991/02/28   111681.88                   112140.90
     1991/03/31   112576.12                   112912.39
     1991/04/30   113908.49                   114135.62
     1991/05/31   114705.78                   114803.07
     1991/06/30   114615.95                   114744.70
     1991/07/31   116187.72                   116335.90
     1991/08/31   118683.01                   118853.42
     1991/09/30   121180.35                   121261.80
     1991/10/31   122572.41                   122611.92
     1991/11/30   123844.13                   123736.17
     1991/12/31   127589.08                   127410.92
     1992/01/31   126089.97                   125677.60
     1992/02/29   126777.95                   126494.77
     1992/03/31   126332.45                   125781.65
     1992/04/30   127155.26                   126690.18
     1992/05/31   129563.14                   129080.80
     1992/06/30   131479.59                   130857.27
     1992/07/31   134384.15                   133527.05
     1992/08/31   135838.15                   134879.71
     1992/09/30   137508.23                   136478.53
     1992/10/31   135863.12                   134669.07
     1992/11/30   135802.95                   134699.52
     1992/12/31   137757.58                   136841.44
     1993/01/31   140497.88                   139465.54
     1993/02/28   143334.37                   141906.91
     1993/03/31   143928.53                   142498.22
     1993/04/30   145002.76                   143490.51
     1993/05/31   145185.54                   143673.23
     1993/06/30   147708.62                   146277.03
     1993/07/31   148811.04                   147104.35
     1993/08/31   151228.58                   149682.77
     1993/09/30   151744.97                   150093.90
     1993/10/31   152254.90                   150654.76
     1993/11/30   151011.43                   149373.16
     1993/12/31   151827.73                   150182.72
     1994/01/31   153733.24                   152210.44
     1994/02/28   151041.86                   149566.03
     1994/03/31   147851.94                   145878.59
     1994/04/30   146592.88                   144713.73
     1994/05/31   146472.17                   144693.43
     1994/06/30   146357.40                   144373.67
     1994/07/31   148983.72                   147241.40
     1994/08/31   149184.14                   147424.12
     1994/09/30   147199.85                   145254.29
     1994/10/31   147124.76                   145124.86
     1994/11/30   146887.75                   144802.56
     1994/12/31   147861.23                   145802.46
     1995/01/31   150615.89                   148687.95
     1995/02/28   153906.27                   152223.12
     1995/03/31   154741.75                   153157.04
     1995/04/30   156921.63                   155296.42
     1995/05/31   162915.09                   161305.96
     1995/06/30   164175.49                   162488.58
     1995/07/31   163920.93                   162125.67
     1995/08/31   165680.40                   164082.33
     1995/09/30   167266.66                   165678.61
     1995/10/31   169659.14                   167833.21
     1995/11/30   172051.51                   170348.19
     1995/12/31   174475.09                   172738.81
     1996/01/31   175635.69                   173885.90
     1996/02/29   172573.36                   170863.36
     1996/03/31   171338.87                   169675.67
     1996/04/30   170217.63                   168721.45
     1996/05/31   169914.39                   168378.84
     1996/06/30   172042.14                   170640.04
     1996/07/31   172563.31                   171106.99
     1996/08/31   172267.20                   170820.22
     1996/09/30   175105.19                   173797.08
     1996/10/31   178991.99                   177646.94
     1996/11/30   182038.14                   180689.78
     1996/12/31   180381.75                   179009.75
     1997/01/31   180767.40                   179557.91
     1997/02/28   181077.80                   180004.57






$100,000 OVER LIFE OF FUND: Let's say hypothetically that $100,000 was invested in Fidelity U.S. Bond Index Fund on March 31, 1990, shortly after the fund started. As the chart shows, by February 28, 1997, the value of the investment would have grown to $181,078 - an 81.08% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $180,005 - an 80.01% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for
example, generally move in the opposite
direction of interest rates. In turn, the share
price, return, and yield of a fund that invests in
bonds will vary. That means if you sell your
shares during a market downturn, you might
lose money. But if you can ride out the market's
ups and downs, you may have a gain.
(checkmark)
DIVIDENDS AND YIELD
PERIODS ENDED FEBRUARY 28, 1997   PAST 1        PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               5.81(cents)   36.50(cents)   73.41(cents)

Annualized dividend rate          7.17%         6.98%          7.00%

30-day annualized yield           6.48%         -              -

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.56 over the past one month, $10.54 over the past six months and $10.49 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the period shown, the yield would have been 6.22%.
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Jennifer Farrelly,
Portfolio Manager
of Spartan U.S.
Equity Index Fund
(formerly Fidelity
U.S. Equity Index
Portfolio)
Q. CHRISTINE, HOW HAS THE FUND PERFORMED?
A. Even though the fixed-income markets were volatile throughout the year, the fund's performance closely tracked the Lehman Brothers Aggregate Bond Index just as it is designed to do. For the year ending February 28, 1997, the fund's total return was 4.93%, and the Lehman Brothers Aggregate Bond Index returned 5.35%. The fund's total return is slightly lower than the index due to operating expenses. For another comparison, the intermediate U.S. government funds average returned 4.13%, as tracked by Lipper Analytical Services.
Q. HOW DID INDIVIDUAL SECTORS OF THE TAXABLE BOND MARKET FARE?
A. Throughout the past year, the non-government sectors - including mortgage-backed, asset-backed and corporate securities - were the best performers. Their performance was driven by tightening yield spreads - which means that the difference in yields between Treasury securities and other sectors of the market became quite narrow. That tightening reflected a consistent increase in demand for higher-yielding securities together with moderate new issue activity.
Q. TURNING TO THE FUND, WHAT ACCOUNTED FOR ITS PERFORMANCE?
A. Individual security selection helped the fund somewhat offset expenses and transaction costs, and perform closely in line with the index. Since the index is made up of more than 4,000 individual securities, it's impractical for the fund to own everything in it. In choosing the fund's investments, I use a technique known as statistical sampling. This process entails assembling a portfolio that replicates the characteristics of the index - which can include duration, sector, maturity, credit quality and others - by investing in representative issues.
Q. LET'S BEGIN WITH YOUR CHOICES IN THE MORTGAGE SECTOR . . .
A. Mortgage-backed securities typically are very sensitive to changes in interest rates because they are subject to prepayment risk - the risk that mortgage holders will refinance or pay off their mortgages before maturity. Even though interest rates fluctuated throughout the year, they remained in a broad range, never falling low enough to trigger a large new wave of mortgage refinancing activity. In this environment, I focused on current coupon mortgages - those issued at or near current interest rates - because I felt that they were attractively priced relative to other mortgage securities. Even though current coupon bonds are highly sensitive to falling interest rates, this strategy benefited the fund because prepayment trends turned out to be close to market expectations. By the end of the period, the fund's mortgage holdings were fairly evenly distributed among various coupon mortgages replicating the Aggregate Bond index's composition.
Q. WHAT WAS YOUR STRATEGY WITHIN THE CORPORATE SECTOR?
A. I increased the fund's holdings in Yankee bonds, which are dollar-denominated bonds issued in the United States by foreign banks, corporations and governments, and maintained a modest overweighting in bank securities relative to the index. Yankee bonds make up one of the fastest growing sectors of the fixed-income markets and, during the year, the sector offered many attractive opportunities. Since some investors don't invest in foreign issues, these securities often offer higher yields. I underweighted bonds issued by industrial concerns including manufacturing and consumer product companies. My continued emphasis on banks was a plus for the fund, as many banks' capitalization, profitability and asset quality improved or remained strong. What's more, mergers and acquisitions within the banking sector continued and many banks involved emerged as stronger entities.
Q. WITH INTEREST RATES VOLATILE, DID YOU EMPHASIZE THE SHORTER-MATURITY TREASURY SECURITIES SINCE THEY ARE LESS SENSITIVE TO INTEREST RATE MOVES?
A. No, I didn't. It is important to remember that the fund does not make interest rate timing bets. Rather, I structure the fund to replicate the distribution of the index's duration - a measure of interest rate sensitivity - across the various maturities available. However, I did choose individual Treasury securities that I felt offered value and the potential to outperform others. For example, I generally favored older Treasury securities, while avoiding more-recently issued securities. Newly issued Treasuries have a higher amount of liquidity, meaning they are more actively traded. For that reason, their prices tend to be higher and their yields lower than older Treasury securities with comparable maturities. Because the fund's Treasury positions are core holdings, the fund doesn't necessarily require additional liquidity of the newest issues.
Q. WHAT'S YOUR OUTLOOK FOR THE FUND?
A. As always, the fund's returns will be determined primarily by the direction of interest rates. Because valuations across sectors and between individual security types are very compressed, there is less room to differentiate performance based on a security selection than in the past. In this environment, with the fund positioned to closely replicate that of the Lehman Brothers Aggregate Bond Index, its performance is expected to track that of the market as represented by this index.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide returns consistent with those of the Lehman Brothers Aggregate Bond
Index
START DATE: March 8,1990
SIZE: as of February 28, 1997, more than $568 million
MANAGER: Christine Thompson, since 1990;
manager, Fidelity Intermediate Bond Fund, since 1995; co-manager, Fidelity Global Bond
Fund, since 1996; Fidelity Target Timeline
Funds, since 1996; joined Fidelity in 1985
(checkmark)
CHRISTINE THOMPSON ON CHANGES TO THE LEHMAN
BROTHERS AGGREGATE BOND INDEX:
"Market indexes are not static. The index providers - such as Lehman Brothers - often add new securities to their indexes as there are innovations in the markets. Recently, Lehman has added a couple of new types of securities to its Aggregate Bond Index. The first are capital securities, which are issued primarily by banks as securities into a trust, and the trust, in turn, issues certificates to investors. By the end of the period, about 29 of these issues were included in the index, and the category is growing quite quickly. Lehman also added
Treasury Inflation Index notes, commonly referred to as inflation-indexed Treasuries. I chose to invest in some capital securities before their official inclusion because I thought their prices were attractive relative to other corporate securities. On the other hand, I didn't immediately add inflation-indexed bonds because I felt that their inclusion in the index wasn't material enough to affect the performance of the index."
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF FEBRUARY 28, 1997
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S
                    INVESTMENTS    INVESTMENTS
                                   6 MONTHS AGO

Aaa                  71.2           73.3

Aa                   0.9            1.0

A                    12.5           12.7

Baa                  12.7           11.1

Ba                   1.0            0.3

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATE AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY. AVERAGE YEARS TO MATURITY AS OF FEBRUARY 28, 1997
               6 MONTHS AGO

Years    8.4    8.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF FEBRUARY 28, 1997
               6 MONTHS AGO

Years    4.7    4.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF FEBRUARY 28, 1997 * AS OF AUGUST 31, 1996 **
U.S. government
and government
agency obligations 41.5%
Mortgage-backed
securities 27.7%
Corporate bonds 28.1%
Foreign government
obligations 1.0%
Short-term investments 1.7%
FOREIGN INVESTMENTS 4.7%
U.S. government
and government
agency obligations 46.1%
Mortgage-backed
securities 25.6%
Corporate bonds 25.8%
Foreign government
obligations 0.9%
Short-term investments 1.6%
FOREIGN INVESTMENTS 5.1%
Row: 1, Col: 1, Value: 1.7
Row: 1, Col: 2, Value: 1.0
Row: 1, Col: 3, Value: 28.1
Row: 1, Col: 4, Value: 27.7
Row: 1, Col: 5, Value: 41.5
Row: 1, Col: 1, Value: 1.6
Row: 1, Col: 2, Value: 0.9
Row: 1, Col: 3, Value: 25.8
Row: 1, Col: 4, Value: 25.6
Row: 1, Col: 5, Value: 46.1
*
**
INVESTMENTS FEBRUARY 28, 1997

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 28.1%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)  AMOUNT (NOTE 1)
BASIC INDUSTRIES - 1.0%
CHEMICALS & PLASTICS - 0.5%
Methanex Corp. yankee
 8 7/8%, 11/15/01 A2 $ 2,820,000 $ 3,008,594
PAPER & FOREST PRODUCTS - 0.5%
Chesapeake Corp.:
 10 3/8%, 10/1/00 Baa3  505,000  560,272
 9 7/8%, 5/1/03 Baa3  1,210,000  1,366,852
Great Northern Nekoosa Corp.
 9 1/8%, 2/1/98 Baa2  750,000  768,188
  2,695,312
TOTAL BASIC INDUSTRIES   5,703,906
DURABLES - 0.7%
TEXTILES & APPAREL - 0.7%
Levi Strauss & Co.
 7%, 11/1/06 (b) Baa2  4,000,000  3,940,960
ENERGY - 2.4%
ENERGY SERVICES - 0.8%
Petroliam Nasional BHD yankee
 6 7/8%, 7/1/03 (b) A1  4,190,000  4,167,458
OIL & GAS - 1.6%
Nationale Elf Aquitaine yankee
 7 3/4%, 5/1/99 Aa3  150,000  153,989
Occidental Petroleum Corp.:
 5.85%, 11/9/98 Baa3  2,000,000  1,980,860
 5.90%, 11/9/98 Baa3  1,425,000  1,412,474
 5.93%, 11/9/98 Baa3  800,000  793,344
 6 3/4%, 9/16/99 Baa3  810,000  811,085
 6.09%, 11/29/99 Baa3  390,000  383,826
Phillips 66 Capital II
 8%, 1/15/07 Baa1  3,000,000  2,975,190
Union Oil Co. of California
 9 1/8%, 2/15/06 Baa2  625,000  702,913
  9,213,681
TOTAL ENERGY   13,381,139
FINANCE - 18.2%
ASSET-BACKED SECURITIES - 2.4%
Boatmens Auto Trust
 6.35%, 10/15/01 A2  430,000  428,791
Case Equipment Loan Trust
 6.45%, 9/15/02  A3  1,000,000  991,870

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)  AMOUNT (NOTE 1)
Caterpillar Financial Asset Trust
 6.55%, 5/22/02  A3 $ 500,000 $ 501,797
Ford Credit Grantor Trust
 5.90%, 10/15/00  Aaa  2,601,303  2,596,019
Green Tree Financial Corp.:
 6.45%, 5/15/27  Aaa  1,460,000  1,459,533
 6.65%, 7/15/27  Aaa  2,120,000  2,131,257
KeyCorp Auto Grantor Trust
 5.80%, 7/15/00 A3  155,104  154,763
Olympic Automobile Receivables
 Trust 6 1/8%, 11/15/04  Aaa  1,600,000  1,592,293
Premier Auto Trust:
 6.80%, 12/2/98  Aa3  431,560  433,312
 6%, 5/6/00  Aaa  1,230,000  1,228,463
Standard Credit Card Master Trust I:
 participation certificate 5 1/2%,
  9/7/98  A2  960,000  958,500
 7.65%, 2/15/00 A2  430,000  436,988
Union Federal Savings Bank Grantor
 Trust 6.975%, 7/10/00 Baa2  652,979  652,163
  13,565,749
BANKS - 8.9%
BanPonce Financial Corp.
 6.34%, 3/29/99 A3  610,000  606,987
BanPonce Corp.:
 5 3/4%, 3/1/99 A3  930,000  913,799
 6.378%, 4/8/99 A3  1,000,000  992,470
 6.488%, 3/3/00 A3  1,440,000  1,434,456
Barnett Banks, Inc.:
 8 1/2%, 3/1/99 A3  1,170,000  1,213,267  10 7/8%, 3/15/03 A3  1,020,000
1,199,306
Capital One Bank:
 6.83%, 5/17/99 Baa3  1,000,000  1,004,000
 6.55%, 2/4/00 Baa3  2,000,000  1,982,800
Citicorp 9%, 4/15/99 A2  1,053,000  1,105,376
Comerica, Inc. 9 3/4%, 5/1/99 A3  1,000,000  1,063,890
Corporacion Andina de Fomento:
 euro 7 1/4%, 4/30/98 Baa3  250,000  252,813
 yankee 7 1/4%, 4/30/98 (b) Baa2  3,000,000  3,033,750
 yankee 7 3/8%, 7/21/00 Baa2  1,450,000  1,476,057
First Hawaiian, Inc.
 6 1/4%, 8/15/00 Baa1  1,000,000  979,600
First Interstate Bancorp
 8 5/8%, 4/1/99 A2  1,042,000  1,085,920
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)  AMOUNT (NOTE 1)
FINANCE - CONTINUED
BANKS - CONTINUED
First Maryland Bancorp
 10 3/8%, 8/1/99 Baa1 $ 750,000 $ 810,233
First Tennessee National Corp.
 6 3/4%, 11/15/05 Baa1  620,000  597,829
Firstar Corp. 7.15%, 9/1/00 A3  1,300,000  1,308,528
Fleet/Norstar Financial Group, Inc.
 9.90%, 6/15/01 A3  1,390,000  1,546,139
HSBC Americas, Inc.
 7%, 11/1/06 Baa1  2,000,000  1,960,400
Kansallis-Osake-Pankki
 10%, 5/1/02 A3  2,600,000  2,945,332
Korea Development Bank yankee:
 9 1/4%, 6/15/98 A1  1,000,000  1,038,470
 7%, 7/15/99 A1  1,000,000  1,010,750
 6 1/4%, 5/1/00 A1  2,000,000  1,976,380
Merchants National Corp.
 9 7/8%, 10/1/99 A2  1,650,000  1,772,397
Merita Bank Ltd. yankee
 6 1/2%, 1/15/06 A3  2,100,000  1,991,136
Midland American Capital Corp.
 gtd. 12 3/4%, 11/15/03 A1  330,000  362,720
Midlantic Corp.:
 9 7/8%, 12/1/99 A3  1,000,000  1,078,760
 9.20%, 8/1/01 A3  1,337,000  1,437,369
NCNB Corp. 10.20%, 7/15/15 A2  2,000,000  2,484,900
NationsBank Corp.
 5 1/8%, 9/15/98 A1  358,000  352,161
Provident Bank:
 6 1/8%, 12/15/00 A3  1,800,000  1,761,084
 6 3/8%, 1/15/04 Baa2  1,500,000  1,432,905
Shawmut National Corp.:
 8 5/8%, 12/15/99 A3  1,190,000  1,245,038
 7.20%, 4/15/03 A3  1,000,000  996,820
Signet Bank 7.80%, 9/15/06 Baa1  1,500,000  1,541,175
Signet Banking Corp.
 9 5/8%, 6/1/99 Baa2  1,264,000  1,338,500
Union Planters Corp.
 6 3/4%, 11/1/05 Baa2  1,500,000  1,446,555
  50,780,072

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)  AMOUNT (NOTE 1)
CREDIT & OTHER FINANCE - 5.7%
AT&T Capital Corp.
 6.02%, 12/4/98 Baa3 $ 4,100,000 $ 4,076,179
Chase Capital I
 7.67%, 12/1/26 A1  3,000,000  2,929,650
Edison Mission Energy Funding
 Corp. 6.77%, 9/15/03 (b) Baa1  3,720,000  3,700,842
Finova Capital Corp.
 6.14%, 11/2/98 Baa1  2,200,000  2,193,070
First Securities Capital I
 8.41%, 12/15/26 (b) A3  3,000,000  3,099,810
Fleet Financial Group, Inc.
 7 5/8%, 12/1/99 A3  1,250,000  1,282,575
Fleet Mortgage Group, Inc.
 6 1/2%, 6/15/00 A2  800,000  796,008
Ford Capital BV gtd. yankee
 9%, 8/15/98 A1  2,000,000  2,075,000
Ford Motor Credit
 7.05%, 6/6/01 A1  1,000,000  1,011,310
General Motors Acceptance Corp.:
 6.40%, 6/8/98 A3  2,000,000  2,008,620
 6%, 12/30/98 A3  2,000,000  1,990,220
Greyhound Financial Corp.
 8 1/2%, 5/1/98 Baa1  1,000,000  1,023,090
MCN Investment Corp.:
 5.84%, 2/1/99 Baa2  1,460,000  1,444,393
 6.03%, 2/1/01 Baa2  1,940,000  1,889,347
Union Acceptance Corp.
 7.075%, 7/10/02 Baa2  284,187  283,920
WFS Financial Owner Trust
 6.90%, 12/20/03 Aaa  2,370,000  2,372,459
  32,176,493
INSURANCE - 0.9%
Metropolitan Life Insurance Co.
 6.30%, 11/1/03 (b) A1  2,560,000  2,451,968
Nationwide Mutual Insurance Co.
 6 1/2%, 2/15/04 (b) A1  2,690,000  2,587,215
  5,039,183
SAVINGS & LOANS - 0.3%
Great Western Financial Corp.
 6 3/8%, 7/1/00 Baa1  1,000,000  989,090
Home Savings of America
 6%, 11/1/00 A3  1,000,000  970,600
  1,959,690
TOTAL FINANCE   103,521,187
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)  AMOUNT (NOTE 1)
MEDIA & LEISURE - 0.9%
BROADCASTING - 0.8%
TCI Communication, Inc.
 7 1/4%, 6/15/99 Ba1 $ 2,000,000 $ 2,013,860
Time Warner, Inc. 7.95%, 2/1/00 Ba1  2,400,000  2,473,824
  4,487,684
PUBLISHING - 0.1%
News America Holdings, Inc.
 8 5/8%, 2/1/03 Baa3  355,000  380,102
TOTAL MEDIA & LEISURE   4,867,786
RETAIL & WHOLESALE - 0.4%
APPAREL STORES - 0.2%
Limited, Inc. 9 1/8%, 2/1/01 Baa2  1,150,000  1,219,828
GENERAL MERCHANDISE STORES - 0.2%
Dayton Hudson Corp.
 10%, 12/1/00 Baa1  1,000,000  1,103,660
TOTAL RETAIL & WHOLESALE   2,323,488
TECHNOLOGY - 0.8%
COMPUTERS & OFFICE EQUIPMENT - 0.8%
Comdisco, Inc.:
 6.55%, 2/4/00 Baa1  1,500,000  1,499,175
 9.30%, 6/27/00 Baa2  1,250,000  1,347,375
 9 1/4%, 7/6/00 Baa2  375,000  402,851
 5 3/4%, 2/15/01 Baa1  1,500,000  1,444,590
    4,693,991
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.7%
AMR Corp.:
 7 3/4%, 12/1/97 Baa3  1,000,000  1,010,340
 9 1/2%, 7/15/98 Baa3  430,000  446,516
 9 1/2%, 5/15/01 Baa3  2,500,000  2,724,050
    4,180,906
UTILITIES - 3.0%
CELLULAR - 0.3%
360 Degrees Communications Co.
 7 1/8%, 3/1/03 Ba1  1,530,000  1,519,764
ELECTRIC UTILITY - 0.8%
British Columbia Hydro & Power
 Authority yankee
 12 1/2%, 1/15/14 Aa2  930,000  1,062,730

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)  AMOUNT (NOTE 1)
Massachusetts Electric Co.
 6.78%, 11/20/06 A2 $ 2,000,000 $ 1,949,740
United Illuminating Co.:
 7 3/8%, 1/15/98 Baa3  1,500,000  1,509,750
 9.76%, 1/2/06 Baa3  273,000  284,376
  4,806,596
GAS - 1.9%
Columbia Gas System, Inc.:
 6.39%, 11/28/00 Baa3  1,000,000  986,900
 6.61%, 11/28/02 Baa3  1,000,000  987,620
Enron Corp. 10%, 6/1/98 Baa2  1,000,000  1,043,460
Sonat, Inc. 9 1/2%, 8/15/99 A3  3,034,000  3,215,221
Southwest Gas Corp.
 9 3/4%, 6/15/02 Baa2  2,930,000  3,271,081
Transco Energy Co.
 9 1/8%, 5/1/98 Baa2  1,490,000  1,538,097
  11,042,379
TOTAL UTILITIES   17,368,739
TOTAL NONCONVERTIBLE BONDS
 (Cost $161,130,296)   159,982,102
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 41.5%
U.S. TREASURY OBLIGATIONS - 35.8%
 6 1/8%, 3/31/98 Aaa  11,390,000  11,427,359
 9 1/4%, 8/15/98 Aaa  2,445,000  2,555,783
 8 7/8%, 2/15/99 Aaa  630,000  661,796
 8%, 8/15/99 Aaa  850,000  884,663
 7 3/4%, 12/31/99 Aaa  17,943,000  18,638,291
 8 1/2%, 2/15/00 Aaa  9,500,000  10,070,000
 6 7/8%, 3/31/00 Aaa  2,800,000  2,847,684
 5 3/4%, 10/31/00 Aaa  503,000  494,040
 7 7/8%, 8/15/01 Aaa  14,000,000  14,796,180
 10 3/4%, 5/15/03 Aaa  12,973,000  15,776,336
 12 3/8%, 5/15/04 Aaa  3,636,000  4,841,552
 11 5/8%, 11/15/04 Aaa  5,600,000  7,295,736
 7%, 7/15/06 Aaa  850,000  872,576
 11 3/4%, 2/15/10 Aaa  4,762,000  6,246,411
 12 3/4%, 11/15/10 (callable) Aaa  10,950,000  15,292,332
 13 7/8%, 5/15/11 Aaa  300,000  446,532
 10 3/8%, 11/15/12 Aaa  250,000  318,008
 12%, 8/15/13 (callable) Aaa  11,365,000  16,029,992
 9 7/8%, 11/15/15 Aaa  25,500,000  33,416,985
 9%, 11/15/18 Aaa  16,490,000  20,272,311
 7 1/4%, 2/15/23 Aaa  19,900,000  20,326,059
    203,510,626
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.7%
Federal Agricultural Mortgage
 Corporation:
  7.44%, 5/25/00 Aaa $ 500,000 $ 515,155
  6.92%, 8/10/02 Aaa  1,040,000  1,054,134
Federal Home Loan Bank:
 6.37% 6/30/03 Aaa  510,000  502,590
 7.31%, 6/16/04 Aaa  2,040,000  2,104,382
 7.38%, 8/5/04 Aaa  370,000  383,816
Federal Home Loan Mortgage
 Corporation 8%, 1/26/05 Aaa  1,000,000  1,071,870
Federal National Mortgage
 Association 7 3/8%, 3/28/05 Aaa  500,000  518,045
Government Trust Certificates
 (assets of Trust guaranteed by
 U.S. Government through Defense
 Security Assistance Agency):
  Class 1-C,
   9 1/4%, 11/15/01 Aaa  678,797  721,195
  Class 2-E,
   9.40%, 5/15/02 Aaa  1,294,709  1,377,467
  Class T-2,
   9 5/8%, 5/15/02 Aaa  1,152,802  1,225,555
Guaranteed Export Trust
 Certificates (assets of Trust
 guaranteed by U.S. Government
 through Export-Import Bank):
  Series 1993-C,
   5.20%, 10/15/04 Aaa  974,089  927,040
  Series 1993-D,
   5.23%, 5/15/05 Aaa  660,000  626,868
  Series 1994-C,
   6.61%,9/15/99 Aaa  185,430  186,682
Overseas Private Investment Corp.
 (U.S. Government
 guaranteed participation
 certificate) Series 1994-195,
 6.08%, 8/15/04 (callable) Aaa  1,590,000  1,550,981
Private Export Funding Corp.
 secured:
  5.65%, 3/15/03 Aaa  929,500  909,339
  5.48%, 9/15/03 Aaa  2,275,000  2,207,182
  6.86%, 4/30/04 Aaa  1,023,750  1,032,145


 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)  AMOUNT (NOTE 1)
State of Israel (guaranteed by
 U.S. Government through
 Agency for International
 Development):
  7 3/4%, 4/1/98 Aaa $ 1,159,338 $ 1,172,647
  6 3/8%, 8/15/01 Aaa  1,500,000  1,490,145
  0%, 11/15/01 Aaa  1,900,000  1,406,361
  8%, 11/15/01 Aaa  1,330,000  1,405,345
  6 1/4%, 8/15/02 Aaa  2,562,000  2,517,721
  6 5/8%, 2/15/04 Aaa  900,000  891,693
  7 5/8%, 8/15/04 Aaa  800,000  832,671
  5.89%, 8/15/05 Aaa  1,970,000  1,851,345
  8 1/2%, 4/1/06 Aaa  2,705,000  2,926,864
U.S. Department of Housing and
 Urban Development (U.S.
 Government guaranteed
 participation certificates)
 Series 1995-A, 8.27%, 8/1/03 Aaa  1,000,000  1,081,050
    32,490,288
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $238,183,842)   236,000,914
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 27.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.8%
 6 1/2%, 10/1/07  Aaa  829,087  818,442
 7%, 6/1/99 to 7/1/26  Aaa  2,526,895  2,545,845
 7 1/2%, 4/1/26 to 8/1/26  Aaa  4,885,590  4,884,028
 8%, 7/1/16 to 10/1/26  Aaa  4,986,909  5,086,832
 8 1/2%, 9/1/19  Aaa  36,299  38,038
 9%, 11/1/01 to 10/1/16  Aaa  857,862  897,922
 9 1/2%, 10/1/08 to 9/1/18 Aaa  1,189,310  1,282,355
 10%, 6/1/20 Aaa  289,127  315,779
 10 1/2%, 1/1/01 to 2/1/19 Aaa  744,003  813,028
 11%, 1/1/06 to 9/1/20 Aaa  3,633,940  4,053,291
 11 1/2%, 8/1/13 to 10/1/15 Aaa  199,078  223,645
 11 3/4%, 9/1/13 Aaa  79,604  89,628
 12%, 2/1/13 to 7/1/15 Aaa  78,185  89,342
 12 3/4%, 8/1/12 to 10/1/13 Aaa  157,660  182,414
 13 1/2%, 1/1/23 Aaa  485,481  575,363
  21,895,952
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)  AMOUNT (NOTE 1)
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.4%
 5 1/2%, 9/1/00 to 4/1/11 Aaa $ 13,758,414 $ 12,984,969
 6%, 1/1/01 to 4/1/16 Aaa  7,566,016  7,306,443
 6 1/2%, 11/1/08 to 3/1/26 Aaa  14,252,965  13,654,585
 7%, 10/1/11 to 3/1/27 Aaa  35,644,450  34,857,316
 7 1/2%, 11/1/07 to 11/1/26 Aaa  11,250,084  11,260,800
 7 1/2%, 3/1/27 (d) Aaa  600,000  598,500
 8 1/2%, 6/1/17 to 7/1/24 Aaa  3,535,181  3,683,068
 9 1/2%, 9/1/21 Aaa  1,878,603  2,038,998
 10 3/4%, 9/1/10 to 5/1/14 Aaa  288,353  318,919
 11 1/4%, 5/1/14 Aaa  61,129  68,746
 11 1/2%, 8/1/14 Aaa  201,180  229,383
 12 1/2%, 1/1/15 Aaa  65,955  76,610
 13%, 12/1/14 to 1/1/15 Aaa  105,707  125,988
 13 1/2%, 8/1/14 to 11/1/14 Aaa  49,392  59,509
 14%, 3/1/12 to 10/1/14 Aaa  377,801  455,078
  87,718,912
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 8.1%
 6%, 12/15/08 to 3/15/11 Aaa  3,219,841  3,109,792
 6 1/2%, 6/15/23 to 6/15/24 Aaa  7,843,647  7,492,224
 7%, 12/15/22 to 9/15/23 Aaa  2,832,581  2,777,077
 7 1/2%, 2/15/17 to 4/15/24 Aaa  3,682,468  3,701,405
 8%, 11/15/16 to 1/15/27 Aaa  11,466,208  11,740,165
 9%, 7/15/18 to 11/15/26 Aaa  6,263,950  6,647,177
 9 1/2%, 1/15/19 to 11/15/24 Aaa  510,738  554,164
 10%, 6/15/13 to 9/15/25 Aaa  4,577,268  5,040,168
 11%, 7/15/10 to 8/15/17 Aaa  2,554,042  2,897,001
 11 1/2%, 7/15/10 to 8/15/13 Aaa  2,740  3,141
 12%, 2/15/16 Aaa  1,558,422  1,817,276
  45,779,590
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $154,680,843)   155,394,454
COMMERCIAL MORTGAGE SECURITIES - 0.4%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)  AMOUNT (NOTE 1)
Oregon Commercial Mortgage,
 Inc. Series 1995-1 Class A,
 7.15%, 6/25/26 (b) AAA $ 698,937 $ 698,172
Resolution Trust Corp.
 Series 1995-C2 Class A-1B,
 6 1/4%, 5/25/27 Aaa  1,310,000  1,285,847
TOTAL COMMERCIAL MORTGAGE
 SECURITIES (Cost $2,004,624)   1,984,019
FOREIGN GOVERNMENT OBLIGATIONS (C) - 0.7%
Manitoba Province yankee
 7.93%, 2/15/00 A1  850,000  878,866
Newfoundland Province yankee
 7.32%, 10/13/23 Baa1  1,220,000  1,178,605
Ontario Province yankee
 7 3/4%, 6/4/02 Aa3  2,000,000  2,093,280
TOTAL FOREIGN GOVERNMENT
 OBLIGATIONS (Cost $4,112,957)   4,150,751
SUPRANATIONAL OBLIGATIONS - 0.3%
African Development Bank
 7 3/4%, 12/15/01
 (Cost $1,382,934) Aa1  1,325,000  1,382,585
CASH EQUIVALENTS - 1.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.37%, dated
 2/28/97 due 3/3/97  $ 9,619,303  9,615,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $571,110,496) $ 568,509,825
LEGEND
8. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
9. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23,680,175 or 4.2% of net assets.
10. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
11. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 84.5% AAA, AA, A 79.2%
Baa 12.7% BBB  16.8%
Ba 1.0% BB  1.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.
INCOME TAX INFORMATION
At February 28, 1997, the aggregate cost of investment securities for income tax purposes was $571,886,216. Net unrealized depreciation aggregated $3,376,391, of which $4,084,889 related to appreciated investment securities and $7,461,280 related to depreciated investment securities.
At February 28, 1997, the fund had a capital loss carryforward of approximately $11,394,000 of which $5,486,000, $3,769,000 and $2,139,000 will expire on February 28, 2003, February 29, 2004 and February 28, 2005, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



AMOUNTS IN THOUSANDS FEBRUARY 28, 1997

ASSETS                                                                                               12.            13.

14.Investment in securities, at value (including repurchase agreements of $9,615,000)                15.            $ 568,509,825
(cost $571,110,496) - See accompanying schedule

16.Cash                                                                                              17.             204,817


18.Receivable for investments sold                                                                   19.             10,774,651

20.Interest receivable                                                                               21.             7,160,115

22.Receivable from investment adviser for expense reductions                                         23.             22,935

24. 25.TOTAL ASSETS                                                                                  26.             586,672,343

LIABILITIES                                                                                          27.            28.

29.Payable for investments purchased                                                                $ 17,223,061   30.
Regular delivery

31. Delayed delivery                                                                                 603,188       32.

33.Distributions payable                                                                             275,662       34.

35.Other payables and accrued expenses                                                               190,467       36.

37. 38.TOTAL LIABILITIES                                                                             39.             18,292,378

40.NET ASSETS                                                                                        41.            $ 568,379,965

42.Net Assets consist of:                                                                            43.            44.

45.Paid in capital                                                                                   46.            $ 583,485,357

47.Distributions in excess of net investment income                                                  48.             (390,731)

49.Accumulated undistributed net realized gain (loss) on investments                                 50.             (12,113,990)

51.Net unrealized appreciation (depreciation) on investments                                         52.             (2,600,671)

53.NET ASSETS, for 54,209,012 shares outstanding                                                     54.            $ 568,379,965

55.NET ASSET VALUE, offering price and redemption price per share ($568,379,965 (divided by) 54,209,012    56.       $10.48
shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS YEAR ENDED FEBRUARY 28, 1997

INVESTMENT INCOME                                                                   58.            $ 37,891,561
57.Interest

EXPENSES                                                                            59.            60.

61.Management fee                                                                   $ 1,649,438    62.

63.Transfer agent fees                                                               1,077,168     64.

65.Accounting fees and expenses                                                      191,467       66.

67.Non-interested trustees' compensation                                             2,059         68.

69.Custodian fees and expenses                                                       37,336        70.

71.Registration fees                                                                 112,263       72.

73.Audit                                                                             14,077        74.


75.Legal                                                                             3,497         76.


77.Miscellaneous                                                                     20,296        78.

79. Total expenses before reductions                                                 3,107,601     80.

81. Expense reductions                                                               (1,531,811)    1,575,790

82.83.NET INVESTMENT INCOME                                                         84.             36,315,771

REALIZED AND UNREALIZED GAIN (LOSS)                                                 86.             (2,760,808)
85.Net realized gain (loss) on investment securities

87.Change in net unrealized appreciation (depreciation) on investment securities    88.             (7,661,971)

89.90.NET GAIN (LOSS)                                                               91.             (10,422,779)

92.93.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               94.            $ 25,892,992


STATEMENT OF CHANGES IN NET ASSETS

                                                                                         YEAR ENDED       YEAR ENDED
                                                                                         FEBRUARY 28,     FEBRUARY 29,
                                                                                         1997             1996

INCREASE (DECREASE) IN NET ASSETS

95.Operations                                                                            $ 36,315,771     $ 29,973,416
Net investment income

96. Net realized gain (loss)                                                              (2,760,808)      62,718

97. Change in net unrealized appreciation (depreciation)                                  (7,661,971)      15,922,876

98. 99.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    25,892,992       45,959,010

100.Distributions to shareholders from net investment income                              (36,038,592)     (29,821,179)

101.Share transactions                                                                    199,504,433      210,548,939
Net proceeds from sales of shares

102. Reinvestment of distributions                                                        32,500,246       26,920,819

103. Cost of shares redeemed                                                              (129,124,771)    (132,643,614)

104.105.                                                                                  102,879,908      104,826,144
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS

106.                                                                                      92,734,308       120,963,975
107.TOTAL INCREASE (DECREASE) IN NET ASSETS

NET ASSETS                                                                               108.             109.

110. Beginning of period                                                                  475,645,657      354,681,682

111.                                                                                     $ 568,379,965    $ 475,645,657
End of period (including distributions in excess of net investment income of $390,731 and $369,965, respectively)

OTHER INFORMATION                                                                        113.             114.
112.Shares

115. Sold                                                                                 18,991,542       19,606,989

116. Issued in reinvestment of distributions                                              3,099,083        2,521,506

117. Redeemed                                                                             (12,298,032)     (12,324,143)

118. Net increase (decrease)                                                              9,792,593        9,804,352


FINANCIAL HIGHLIGHTS



119.                           YEAR ENDED     YEAR ENDED     YEARS ENDED FEBRUARY 28,               FOUR MONTHS       YEAR ENDED
                               FEBRUARY 28,   FEBRUARY 29,                                          ENDED FEBRUARY    OCTOBER 31,
                                                                                                   28,

120.                           1997           1996           1995                       1994 D      1993              1992

121.SELECTED PER-SHARE DATA

122.Net asset value,
beginning of period            $ 10.710       $ 10.250       $ 10.830                   $ 11.070    $ 10.910          $ 10.710

123.Income from Investment
Operations                     .739 G         .755           .718                       .697        .260              .839
Net investment income

124. Net realized and
unrealized gain                 (.235)         .460           (.542)                     (.110)      .324              .277
(loss)

125. Total from investment
operations                      .504           1.215          .176                       .587        .584              1.116

126.Less Distributions

127. From net investment
income                          (.734)         (.755)         (.756)                     (.727)      (.254)            (.836)

128. From net realized gain     -              -              -                          (.070)      (.170)            (.080)

129. In excess of net
realized gain                   -              -              -                          (.030)      -                 -

130. Total distributions        (.734)         (.755)         (.756)                     (.827)      (.424)            (.916)

131.Net asset value, end of
period                         $ 10.480       $ 10.710       $ 10.250                   $ 10.830    $ 11.070          $ 10.910

132.TOTAL RETURN B, C           4.93%          12.13%         1.90%                      5.38%       5.50%             10.84%

133.RATIOS AND SUPPLEMENTAL DATA

134.Net assets, end of
period (000                    $ 568,380      $ 475,646      $ 354,682                  $ 288,504   $ 123,351         $ 86,149
omitted)

135.Ratio of expenses to
average net                    .32%           .32%           .32%                       .32%        .32% A            .32%
assets E

136.Ratio of expenses to
average net                     .31%           .31%           .32%                       .32%        .32% A            .32%
assets after expense reductions F              F

137.Ratio of net investment
income to                       7.05%          7.11%          7.58%                      6.93%       7.34% A           7.70%
average
net assets

138.Portfolio turnover rate     65%            128%           73%                        160%        89% A             113%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE MARCH 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
On April 17, 1997, the Board of Trustees approved a change in the fund's name from Fidelity U.S. Bond Index Portfolio to Fidelity U.S. Bond Index Fund. Fidelity U.S. Bond Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) (formerly Fidelity Institutional Trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940
Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $429,339,490 and $328,983,833, respectively, of which U.S. government and government agency obligations aggregated $345,638,734 and $280,542,613, respectively.
4. FEES AND OTHER TRANSACTIONS
WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .32% of the fund's average net assets.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .32% of average net assets. For the period, the reimbursement reduced the expenses by $1,475,845.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $15,775 and $40,191, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Concord Street Trust (formerly Fidelity Institutional Trust) and the Shareholders of Fidelity U.S. Bond Index Fund (formerly Fidelity U.S. Bond Index Portfolio):
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Bond Index Fund (formerly Fidelity U.S. Bond Index Portfolio) (a fund of Fidelity Concord Street trust) (formerly Fidelity Institutional Trust) at February 28, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity U.S. Bond Index Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. /s/PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Boston, Massachusetts
April 18, 1997
DISTRIBUTIONS


A total of 42.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Christine Thompson, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES